Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2016
Intangible Assets Other Than Goodwill [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 6: INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets as of December 31, 2016 and December 31, 2015, consisted of the following:

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2014	$10,498	$(7,198)	$3,300
Additions	—	(776)	(776)
Disposals*	(10,498)	7,974	(2,524)
Balance at December 31, 2015	$—	$—	$—
Balance at December 31, 2016	$—	$—	$—

Unfavorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2014	$(5,819)	$2,941	$(2,878)
Additions	—	317	317
Disposals*	5,819	(3,258)	2,561
Balance at December 31, 2015	$—	$—	$—
Balance at December 31, 2016	$—	$—	$—

Amortization (expense) /income of favorable and unfavorable lease terms for the years ended December 31, 2016, 2015 and 2014 is presented in the following table:

	December 31, 2016	December 31, 2015	December 31, 2014
Unfavorable lease terms	$—	$317	$683
Favorable lease terms charter-out	—	(776)	(4,742)
Total	$—	$(459)	$(4,059)

(*)
On June 18, 2015, Navios Acquisition sold all of the outstanding shares of capital stock of two of Navios Acquisition's vessel-owning subsidiaries (Sikinos Shipping Corporation and Shinyo Dream Limited) to Navios Midstream. The carrying amount of the favorable leases was $2,524 and of the unfavorable leases was $(2,561).